INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX AND SOCIAL CONTRIBUTION
Schedule of deferred taxes

	12/31/2024	12/31/2023
Tax differences through income
Tax credit without tax losses and negative basis	9,429,496	6,052,988
Provision for litigation²	3,835,152	2,157,555
Estimated loss in credits	782,071	1,313,871
Operational provisions	605,068	270,435
Impairment	178,506	1,180,814
Contractual asset²	(12,748,145)	(9,810,154)
Renegotiation of hydrological risk	(828,508)	(580,402)
Accelerated depreciation	(301,060)	(304,495)
Others	356,722	419,960
Tax differences through other comprehensive income
Tax credits without actuarial losses	468,678	743,519
Financial instruments at fair value	(391,990)	(440,834)
	1,385,990	1,003,257
Tax credits¹
Income tax	11,014,760	5,077,818
Social contribution	4,801,139	1,647,269
Tax debts
Income tax	(9,534,459)	(3,931,590)
Social contribution	(4,895,450)	(1,790,240)
	1,385,990	1,003,257

¹ Deferred Income Tax and Social Security Contribution Tax Assets and Liabilities are presented in the Balance Sheet offset by a taxable entity.

² Due to the merge of Furnas (see note 2.1).

Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution

2026	400,108
2027	530,429
2028	370,225
2029	441,814
2030	455,169
After 2030	(811,755)
1,385,990

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2024	12/31/2023	12/31/2022
Operating income before taxes	10,620,784	1,396,363	3,347,210

IRPJ and CSLL calculated at nominal rates	(3,611,067)	(474,763)	(1,138,051)

Effects of additions and deletions:
Equity equivalence	10,168	515,523	805,724
Revenue from Dividends/JCP	—	—	(314,694)
Tax losses offset	97,002	—	—
Tax incentives	402,828	290,574	152,059
Unrecognized/reversed deferred taxes	(623,082)	93,800	(2,885,746)
Deferral Tax*	656,515	(663,640)	2,436,383
Other permanent additions and deletions	203,890	893,556	625,364
Total (debit) / credit of IRPJ and CSLL of transactions	(2,863,746)	655,050	(318,961)

Effective tax rate (%) of transactions	26.96	—	9.53

Constitution/reversal of tax credits	2,623,716	2,343,448	(376,652)

Total (debit) / credit of IRPJ and CSLL	(240,030)	2,998,498	(695,613)

Schedule of Deferred Tax Assets on Unrecognized Temporary Differences

	12/31/2024	12/31/2023
Deferred tax assets
Provisions for litigation	4,161,912	6,817,900
Estimated credit losses	2,229,934	1,601,221
Impairment	557,545	—
Provisions for fair value derivatives	433,647	205,708
Actuarial provisions	343,807	244,336
Operational provisions	142,021	—
Passive exchange rate variations	67,044	127,256
Others	1,496,574	441,729
	9,432,484	9,438,150